UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03541
ASSET MANAGEMENT FUND
(Exact name of registrant as specified in charter)

230 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Registrant’s telephone number, including area code:	(312) 214-1410
Date of fiscal year end:	October 31
Date of reporting period:	June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record
Large Cap Equity Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
3M Company	MMM	88579Y101	5/8/2007	Elect Ten Directors	Issuer	Yes	For	For
				Appt. Independent Accountant	Issuer	Yes	For	For
				Eliminate Supermajority Vote Requirements	Issuer	Yes	For	For
				Eliminate Fair Price Provision	Issuer	Yes	For	For
				Executive Annual Incentive Plan	Issuer	Yes	For	For
				Performance Unit Plan	Issuer	Yes	For	For
				Executive Compensation Based on Peers	Shareholder	Yes	Against	For
Abbott Laboratories	ABT	2824100	4/27/2007	Elect Thirteen Directors	Issuer	Yes	For	For
				Appt. Independent Auditors	Issuer	Yes	For	For
				Advisory Vote	Shareholder	Yes	Against	For
				Roles of Chair and CEO	Shareholder	Yes	For	Against
American Express Co	AXP	25816109	4/23/2007	Elect Fourteen Directors	Issuer	No	For	For
				Appt. Independent Auditors	Issuer	No	For	For
				Incentive Compensation Plan	Issuer	No	For	For
				Cumulative Voting for Directors	Shareholder	No	Against	For
American International Group, Inc.	AIG	26874107	5/16/2007	Elect Fifteen Directors	Issuer	Yes	For	For
				Independent Public Acct. Firm	Issuer	Yes	For	For
				Stock Incentive Plan	Issuer	Yes	For	For
				Performance-Based Stock Options	Shareholder	Yes	Against	For
Anheuser-Busch Co	BUD	35229103	4/25/2007	Elect Six Directors	Issuer	Yes	For	For
				Equity and Incentive Plan	Issuer	Yes	For	For
				Global Employee Stock Purchase Plan	Issuer	Yes	For	For
				Independent Public Acct. Firm	Issuer	Yes	For	For
				Report on Charitable Contributions	Shareholder	Yes	Against	For
Automatic Data Processing, Inc	ADP	53015103	11/14/2006	Elect Ten Directors	Issuer	Yes	For	For
				Executive Incentive Compensation Plan	Issuer	Yes	For	For
				Appt. Independent Accountant	Issuer	Yes	For	For
Berkshire Hathaway, Inc.	BRK/A	84670108	5/5/2007	Elect Eleven Directors	Issuer	Yes	For	For
				Investments in Certain Foreign Corporations	Shareholder	Yes	Against	For
Cisco Systems, Inc.	CSCO	17275R102	11/15/2006	Elect Ten Directors	Issuer	Yes	For	For
				Independent Public Acct. Firm	Issuer	Yes	For	For
				Executive Stock Options Based on Performance	Shareholder	Yes	Against	For
				Report on Executive Compensation Policies	Shareholder	Yes	Against	For
				Report on Steps to Avoid Human Rights Violations	Shareholder	Yes	Against	For
The Coca-Cola Co	KO	191216100	4/18/2007	Elect Eleven Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Performance Incentive Plan	Issuer	Yes	For	For
				Management Compensation	Shareholder	Yes	Against	For
				Advisory Vote on Compensation Committee Report	Shareholder	Yes	Against	For
				Chemical and Biological Testing	Shareholder	Yes	Against	For
				Extraction of Water in India	Shareholder	Yes	Against	For
				Restricted Stock	Shareholder	Yes	Against	For

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
Dell Inc.	DELL	24702R101	7/21/2006	Elect Eleven Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Global Human Rights Standard	Shareholder	Yes	Against	For
				Declaration of Dividend	Shareholder	Yes	Against	For
Exxon Mobile Corporation	XOM	30231G102	5/30/2007	Elect Twelve Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Cumulative Voting	Shareholder	Yes	Against	For
				Special Shareholder Meetings	Shareholder	Yes	Against	For
				Board Chairman and CEO	Shareholder	Yes	For	Against
				Dividend Strategy	Shareholder	Yes	Against	For
				Shareholder Advisory Vote on Executive Compensation	Shareholder	Yes	Against	For
				CEO Compensation Decisions	Shareholder	Yes	Against	For
				Executive Compensation Report	Shareholder	Yes	Against	For
				Executive Compensation Limit	Shareholder	Yes	Against	For
				Incentive Pay Recoupment	Shareholder	Yes	Against	For
				Political Contributions Report	Shareholder	Yes	Against	For
				Amendment of EEO Policy	Shareholder	Yes	Against	For
				Community Environmental Impact	Shareholder	Yes	Against	For
				Greenhouse Gas Emissions Goals	Shareholder	Yes	Against	For
				CO2 Information at the Pump	Shareholder	Yes	Against	For
				Renewable Energy Investment Levels	Shareholder	Yes	Against	For
FedEx Corporation	FDX	31428X106	9/25/2006	Elect Fourteen Directors	Issuer	Yes	For	For
				Eliminate Supermajority Voting Requirements	Issuer	Yes	For	For
				Independent Accounting Firm	Issuer	Yes	For	For
				Global Warming Report	Shareholder	Yes	Against	For
				Majority Voting for Director Elections	Shareholder	Yes	For	Against
General Electric Co	GE	369604103	4/25/2007	Elect Sixteen Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Majority Voting for Directors	Issuer	Yes	For	For
				Long-Term Incentive Plan	Issuer	Yes	For	For
				Terms of Senior Officer Performance Goals	Issuer	Yes	For	For
				Cumulative Voting	Shareholder	Yes	Against	For
				Curb Over-Extended Directors	Shareholder	Yes	Against	For
				One Director from Ranks of Retirees	Shareholder	Yes	Against	For
				Independent Board Chairman	Shareholder	Yes	Against	For
				Eliminate Dividend Equivalents	Shareholder	Yes	Against	For
				Report on Charitable Contributions	Shareholder	Yes	Against	For
				Global Warming Report	Shareholder	Yes	Against	For
				Ethical Criteria for Military Contracts	Shareholder	Yes	Against	For
				Report on Pay Differential	Shareholder	Yes	Against	For
Harley-Davidson, Inc.	HDI	412822108	4/28/2007	Elect Three Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
Home Depot	HD	437076102	5/24/2007	Elect Eleven Directors	Issuer	Yes	For	For
				Independent Accounting Firm	Issuer	Yes	For	For
				Poison Pill Implementation	Shareholder	Yes	Against	For
				Employment Diversity Report	Shareholder	Yes	Against	For
				Executive Officer Compensation	Shareholder	Yes	Against	For
				Management Bonuses	Shareholder	Yes	Against	For
				Retirement Benefits	Shareholder	Yes	Against	For
				Equity Compensation	Shareholder	Yes	Against	For
				Pay for Superior Performance	Shareholder	Yes	Against	For
				Political Nonpartisanship	Shareholder	Yes	Against	For
				Chairman and CEO	Shareholder	Yes	For	Against
Illinois Tool Works Inc.	ITW	452308109	5/4/2007	Elect Ten Directors	Issuer	Yes	For	For
				Independent Accounting Firm	Issuer	Yes	For	For
Johnson & Johnson	JNJ	478160104	4/26/2007	Elect Eleven Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Majority Vote for Director Nominees	Shareholder	Yes	For	Against
				Supplemental Retirement Plan	Shareholder	Yes	Against	For
Medtronic, Inc.	MDT	585055106	8/24/2006	Elect Four Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Director Election Majority Vote Standard	Shareholder	Yes	For	Against
Merrill Lynch & Co., Inc.	MER	590188101	4/27/2007	Elect Three Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Cumulative Voting	Shareholder	Yes	Against	For
				Executive Officers Compensation	Shareholder	Yes	Against	For
				Future Equity Compensation as Performance-Vesting	Shareholder	Yes	Against	For
Microsoft Corporation	MSFT	594918104	11/14/2006	Elect Nine Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Sales to Foreign Governments	Shareholder	Yes	Against	For
				Equal Employment Opportunity Policy	Shareholder	Yes	Against	For
				Proxy Advisor	Shareholder	Yes	Against	For
Omnicom Group, Inc.	OMC	681919106	5/22/2007	Elect Eleven Directors	Issuer	Yes	For	For
				Independent Auditors	Issuer	Yes	For	For
				Incentive Award Plan	Issuer	Yes	For	For
PepsiCo, Inc.	PEP	713448108	5/2/2007	Elect Ten Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Long-Term Incentive Plan	Issuer	Yes	Against	For
				Charitable Contributions	Shareholder	Yes	Against	For
The Procter & Gamble Co	PG	742718109	10/10/2006	Elect Five Directors	Issuer	Yes	For	For
				Decrease the Authorized Number of Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Reapprove and Amend 2001 Stock and Incentive Plan	Issuer	Yes	For	For
				Award No Future Stock Options	Shareholder	Yes	Against	For

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted	Proposed by	Voted	Vote Cast	For/Against Mgmt
Staples, Inc.	SPLS	855030102	6/11/2007	Elect Ten Directors	Issuer	Yes	For	For
				Majority Vote for Directors	Issuer	Yes	For	For
				Independent Public Accounting Firm	Issuer	Yes	For	For
				Simple Majority Voting	Shareholder	Yes	Against	For
Sysco Corporation	SYY	871829107	11/10/2006	Elect Five Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Majority Vote for Directors	Shareholder	Yes	For	N/A
Wal-Mart Stores, Inc.	WMT	931142103	6/1/2007	Elect Fifteen Directors	Issuer	Yes	For	For
				Independent Public Accountant	Issuer	Yes	For	For
				Charitable Contributions Report	Shareholder	Yes	Against	For
				Universal Health Care Policy	Shareholder	Yes	Against	For
				Pay for Superior Performance	Shareholder	Yes	Against	For
				Equity Compensation Glass Ceiling	Shareholder	Yes	Against	For
				Compensation Disparity	Shareholder	Yes	Against	For
				Business Social Responsibility Report	Shareholder	Yes	Against	For
				Executive Compensation Vote	Shareholder	Yes	Against	For
				Political Contributions Report	Shareholder	Yes	Against	For
				Social and Reputational Impact Report	Shareholder	Yes	Against	For
				Cumulative Voting	Shareholder	Yes	Against	For
				Qualifications for Director Nominees	Shareholder	Yes	Against	For
Wells Fargo & Co.	WFC	949746101	4/24/2007	Elect Sixteen Directors	Issuer	Yes	For	For
				Appt. Independent Accountant	Issuer	Yes	For	For
				Separation of Board Chairman and CEO	Shareholder	Yes	For	Against
				Advisory Vote on Executive Compensation	Shareholder	Yes	Against	For
				Benefit Limitations Under Executive Retirement Plan	Shareholder	Yes	Against	For
				Home Mortgage Disclosure Act Data Report	Shareholder	Yes	Against	For
				Emission Reduction Goals	Shareholder	Yes	Against	For
Wm. Wrigley Jr. Company	WWY	982526105	3/14/2007	Elect Four Directors	Issuer	No	For	For
				Majority Voting for Directors	Issuer	No	For	For
				Independent Public Accountant	Issuer	No	For	For

The following Funds of Asset Management Fund did not receive any proxy solicitations for the period:

Money Market Fund
Ultra Short Mortgage Fund
Ultra Short Fund
Short U.S. Government Fund
Intermediate Mortgage Fund
U.S. Government Mortgage Fund

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Asset Management Fund

By:	/s/ Rodger D. Shay, Jr.
Rodger D. Shay, Jr., President

Date:	July 26, 2007